SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended
Mar. 31, 2026
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Class A ordinary shares subject to possible redemption reflected in the balance sheet

Gross proceeds	$276,000,000
Less:
Proceeds allocated to public warrants	(3,132,600)
Class A ordinary shares issuance cost	(18,586,890)
Plus:
Remeasurement of carrying value to redemption value	29,096,766
Class A ordinary shares subject to possible redemption, December 31, 2025	$283,377,276
Plus:
Remeasurement of carrying value to redemption value	2,491,718
Class A ordinary shares subject to possible redemption, March 31, 2026	$285,868,994

Schedule of calculation of basic and diluted net income per ordinary share

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	For the Three Months Ended March 31,
	2026		2025
		Non-		Non-
	Redeemable	redeemable	Redeemable	redeemable
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss)	$1,344,334	$336,083	$—	$(20,449)
Denominator:
Basic and diluted weighted average shares outstanding	27,600,000	6,900,000	—	6,900,000
Basic and diluted net income (loss) per ordinary share	$0.05	$0.05	$—	$(0.00)